EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain of its employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members whereby, subsequent to that date, benefits provided for these new members are based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index. The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of plan participants, which is approximately nine years at December 31, 2020 (2019 and 2018 – nine years).
The Company also provides its employees with savings plans in Canada and Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 11 years at December 31, 2020 (2019 – 11 years; 2018 – 12 years). In 2020, the Company expensed $58 million (2019 – $61 million; 2018 – $59 million) for the savings and DC Plans.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2020	2019	2018
(millions of Canadian $)

DB Plans	124	122	103
Other post-retirement benefit plans	9	22	23
Savings and DC Plans	58	61	59
	191	205	185
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. As such, in addition to the cash contributions noted above, the Company provided a $13 million letter of credit to the Canadian DB Plan in 2020 (2019 – $12 million; 2018 – $17 million), resulting in a total of $302 million provided to the Canadian DB Plan under letters of credit at December 31, 2020.
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2020 and the next required valuation will be as at January 1, 2021.
In December 2018, the Company recorded a settlement resulting from lump sum payments made in 2018 to certain terminated non-union vested participants in the Company's U.S. DB Plan related to voluntary cash settlement options available to these participants. The impact of the settlement was determined using assumptions consistent with those employed at December 31, 2017. The settlement reduced the Company's U.S. DB Plan's unrealized actuarial losses by $4 million, which was included in OCI, and resulted in a settlement charge of $4 million which was recorded in net benefit costs in 2018. Effective December 1, 2018, the plan was amended to include this unlimited lump sum payment option for certain union employees who were not previously eligible.
The Company's funded status at December 31 was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	4,058	3,653	427	430
Service cost	155	126	6	5
Interest cost	133	142	14	17
Employee contributions	6	5	—	—
Benefits paid	(249)	(213)	(21)	(24)
Actuarial loss	242	394	36	13
Foreign exchange rate changes	(19)	(49)	(5)	(14)
Benefit obligation – end of year	4,326	4,058	457	427
Change in Plan Assets
Plan assets at fair value – beginning of year	3,693	3,321	406	376
Actual return on plan assets	485	505	56	52
Employer contributions[2]	124	122	9	22
Employee contributions	6	5	—	—
Benefits paid	(249)	(212)	(21)	(24)
Foreign exchange rate changes	(21)	(48)	(9)	(20)
Plan assets at fair value – end of year	4,038	3,693	441	406
Funded Status – Plan Deficit	(288)	(365)	(16)	(21)
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Excludes a $13 million letter of credit provided to the Canadian DB Plan for funding purposes (2019 – $12 million).
The actuarial loss realized on the defined benefit plan obligation is primarily attributable to a decrease in the weighted average discount rate from 3.20 per cent in 2019 to 2.70 per cent in 2020.
The actuarial loss realized on the other post-retirement benefit plan obligation is primarily due to the decrease in the weighted average discount rate from 3.35 per cent in 2019 to 2.75 per cent in 2020.
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Other long-term assets (Note 13)	29	—	178	162
Accounts payable and other	—	—	(8)	(8)
Other long-term liabilities (Note 16)	(317)	(365)	(186)	(175)
	(288)	(365)	(16)	(21)
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2020	2019

Projected benefit obligation[1]	(3,292)	(4,058)	(194)	(182)
Plan assets at fair value	2,975	3,693	—	—
Funded Status – Plan Deficit	(317)	(365)	(194)	(182)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2020	2019
(millions of Canadian $)

Accumulated benefit obligation	(3,957)	(3,719)
Plan assets at fair value	4,038	3,693
Funded Status – Plan Surplus /(Deficit)	81	(26)
Included in the above accumulated benefit obligation and fair value of plan assets are the following amounts in respect of DB Plans that were not fully funded:

at December 31
(millions of Canadian $)	2020[1]	2019

Accumulated benefit obligation	—	(2,397)
Plan assets at fair value	—	2,351
Funded Status – Plan Deficit	—	(46)
1The Company's DB Plans with respect to the accumulated benefit obligation and fair value of plan assets were fully funded at December 31, 2020.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

	Percentage of Plan Assets		Target Allocations
at December 31	2020	2019	2020

Debt securities	33%	32%	25% to 45%
Equity securities	57%	58%	35% to 65%
Alternatives	10%	10%	10% to 20%
	100%	100%
Debt and equity securities include the Company's debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2020	2019	2020	2019

Debt securities	13	9	0.3%	0.2%
Equity securities	5	15	0.1%	0.4%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and the use of leveraged derivatives is prohibited.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and other post-retirement benefits measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. For additional information on the fair value hierarchy, refer to Note 25, Risk management and financial instruments.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Asset Category
Cash and Cash Equivalents	87	58	—	—	—	—	87	58	2	1
Equity Securities:
Canadian	276	402	177	189	—	—	453	591	10	14
U.S.	594	523	211	156	—	—	805	679	18	17
International	114	46	380	320	—	—	494	366	11	9
Global	116	136	368	297	—	—	484	433	11	11
Emerging	35	8	125	126	—	—	160	134	4	3
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	207	198	—	—	207	198	5	5
Provincial	—	—	283	246	—	—	283	246	6	6
Municipal	—	—	13	12	—	—	13	12	—	—
Corporate	—	—	151	125	—	—	151	125	3	3
U.S. Bonds:
Federal	444	421	14	7	—	—	458	428	10	11
Municipal	—	—	2	1	—	—	2	1	—	—
Corporate	72	67	143	120	—	—	215	187	5	5
International:
Government	8	7	6	4	—	—	14	11	—	—
Corporate	—	—	48	52	—	—	48	52	1	1
Mortgage backed	47	46	4	7	—	—	51	53	1	1
Other Investments:
Real estate	—	—	—	—	213	196	213	196	5	5
Infrastructure	—	—	—	—	203	181	203	181	5	4
Private equity funds	—	—	—	—	1	2	1	2	—	—
Derivatives	—	—	(8)	—	—	—	(8)	—	—	—
Funds held on deposit	145	146	—	—	—	—	145	146	3	4
	1,938	1,860	2,124	1,860	417	379	4,479	4,099	100	100
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2018	362
Purchases and sales	35
Realized and unrealized losses	(18)
Balance at December 31, 2019	379
Purchases and sales	42
Realized and unrealized losses	(4)
Balance at December 31, 2020	417
The Company's expected funding contributions in 2021 are approximately $128 million for the DB Plans, approximately $6 million for the other post-retirement benefit plans and approximately $59 million for the savings plans and DC Plans. The Company expects to provide an additional estimated $13 million letter of credit to the Canadian DB Plan for the funding of solvency requirements.
The following are estimated future benefit payments, which reflect expected future service:

(millions of Canadian $)	Pension Benefits	Other Post-Retirement Benefits

2021	208	25
2022	210	25
2023	213	25
2024	215	25
2025	217	25
2026 to 2030	1,115	120
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2020. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

	Pension Benefit Plans		Other Post-Retirement Benefit Plans
at December 31	2020	2019	2020	2019

Discount rate	2.70%	3.20%	2.75%	3.35%
Rate of compensation increase	2.60%	3.00%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

	Pension Benefit Plans			Other Post-Retirement Benefit Plans
year ended December 31	2020	2019	2018	2020	2019	2018

Discount rate	3.20%	3.90%	3.60%	3.35%	4.10%	3.70%
Expected long-term rate of return on plan assets	6.40%	6.60%	6.70%	3.50%	4.30%	4.00%
Rate of compensation increase	3.00%	3.00%	3.00%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns, asset mix and anticipated benefit payments from plan assets are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 6.30 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2021 measurement purposes. The rate was assumed to decrease gradually to 4.80 per cent by 2028 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

at December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2020	2019	2018	2020	2019	2018

Service cost[1]	155	126	121	6	5	4
Other components of net benefit cost[1]
Interest cost	133	142	134	14	17	14
Expected return on plan assets	(230)	(222)	(221)	(14)	(15)	(16)
Amortization of actuarial loss	21	12	15	2	2	1
Amortization of regulatory asset	25	14	18	2	2	—
Settlement charge – AOCI	—	—	4	—	—	—
	(51)	(54)	(50)	4	6	(1)
Net Benefit Cost Recognized	104	72	71	10	11	3
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

	2020		2019		2018
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss	358	22	398	20	364	53
Pre-tax amounts recognized in OCI were as follows:

	2020		2019		2018
at December 31	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net loss from AOCI to net income	(21)	(2)	(12)	(2)	(15)	(1)
Settlement	—	—	—	—	(4)	—
Funded status adjustment	(18)	3	52	(37)	110	43
	(39)	1	40	(39)	91	42